SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT REPORTING
NOTE 19 – SEGMENT REPORTING

The Company operates in a single reportable operating segment – the development and commercialization of therapeutics. Its corporate headquarters and development activities are in Israel, while its revenues stem from activities carried out in the U.S. and Asia (primarily Greater China). In this regard, product sales relate to the Company’s direct commercialization activities in the U.S. from October 2023 through November 2024, while license revenues relate to outlicensing agreements entered into in Asia and in the U.S. in October 2023 and November 2024, respectively. Set forth below is a breakdown of revenues from external parties by geographic region.

	Year ended December 31,
	2022	2023	2024
	in USD thousands
China	-	4,610	14,957
U.S.	-	190	13,983
	-	4,800	28,940

Substantially all of the Company’s non-current assets are located in Israel. See Notes 16 and 17 for information on customers representing 10% or more of total revenues.